LEASES - Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Operating Leases
2025	$ 16,523
2026	16,687
2027	15,554
2028	14,127
2029	12,822
Thereafter	54,322
Total lease payments	130,035
Less imputed interest	(25,223)
Total	$ 104,812